Subsequent Events	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

9. SUBSEQUENT EVENTS

On October 27, 2025, we held our 2025 annual meeting of stockholders. At the meeting, our stockholders approved an amendment to the Company’s 2024 Omnibus Stock Incentive Plan increasing the number of shares of our common stock authorized for issuance under the plan from 15,000,000 to 30,000,000 shares.

On December 8, 2025, the Company entered into a securities purchase agreement (the “RD Purchase Agreement”) with a certain institutional investor in a registered direct offering for the purchase and sale of 1,284,404 shares of our common stock at an offering price of $1.09 per share of common stock (the “Shares”). In a concurrent private placement, the Company also agreed to sell such institutional investor warrants to purchase up to 1,284,404 shares of common stock (the “Common Warrants”), with an exercise price of $1.09 per share of our common stock, which are exercisable upon Stockholder Approval (as defined in the Common Warrant), and have a term of five years from the date of Stockholder Approval. The aggregate gross proceeds to the Company from the offering were approximately $18.0 million. Net proceeds were approximately $15.2 million, after deducting placement agent fees and other offering expenses payable by the Company.

On December 8, 2025, the Company also entered into a securities purchase agreement (the “PIPE Purchase Agreement”, together with the RD Purchase Agreement, the “Purchase Agreements”) with such institutional investor to issue in a concurrent private placement pre-funded warrants to purchase up to 15,229,358 shares of common stock (the “Pre-funded Warrants”) and 15,229,358 Common Warrants, at a combined price of $1.0899 per Pre-funded Warrant and accompanying Common Warrant. The Pre-funded Warrants are exercisable immediately, at an exercise price of $0.0001 per share, and will remain valid and exercisable until all the Pre-funded Warrants are exercised in full.

In connection with the offering, the Company agreed to pay the placement agent a cash fee of 7.0% of the aggregate gross proceeds the Company received in the offering. In addition, the Company granted placement agent warrants to the placement agent, or its designees, to purchase up to 1,155,963 shares of common stock (the “Placement Agent Warrants”). The terms of the Placement Agent Warrants are substantially the same as the terms of the Common Warrants, except that the exercise price is $1.3625 per share and expire five years from the commencement of sales in the offering.